Other Income (Expense), Net (Tables)	12 Months Ended
Dec. 31, 2018
Other Income And Expenses [Abstract]
Schedule of Other Income (Expense), Net

Other income (expense), net consists of the following:

	For the Year Ended December 31,
	2016	2017	2018
	US$’000	US$’000	US$’000
Government grants	560	—	726
Fair value changes of financial instrument	33	—	—
Interest income	29	31	347
Foreign exchange loss	(246)	52	317
Loss of convertible promissory notes	(271)	(25)	—
Depository bank incentive	—	368	1
Others	(114)	82	(138)
	(9)	508	1,253